Share-based Payments	12 Months Ended
Dec. 31, 2021
Share Based Payment Arrangements [Abstract]
Share-based Payments

2
0
. SHARE-BASED PAYMENTS
Stock option plan
The Company operates a stock option plan (the “Plan”) to provide equity-settled share-based remuneration to directors, officers and employees. The number of common shares that may be issued pursuant to the exercise of options awarded under the Plan and all other Security-Based Compensation Arrangements of the Company is 10% of the common shares outstanding from time to time. All incentive stock options granted under the Plan have a per-share
exercise price equal to the weighted average trading price of the common shares for the five trading days prior to the date of grant. Each tranche of an award with different vesting dates is considered a separate grant for the calculation of fair value and the resulting fair value is amortized over the vesting period of the respective tranche.
The following tables summarize information about the stock options outstanding and exercisable at the dates indicated:

	2021		2020
(000s)	Number of Options	Weighted-Average Exercise Price ($C)	Number of Options	Weighted-Average Exercise Price ($C)
Options outstanding, beginning of year	4,589	2.16	4,481	2.86
Granted	402	2.16	819	0.79
Exercise d	(906)	2.34	-	-
Expired	(1,002)	2.19	(711)	4.99

Options outstanding, end of year	3,083	2.10	4,589	2.16

Options exercisable, end of year	1,810	2.35	2,797	2.35

	Options Outstanding			Options Exercisable
Exercise Price (C$)	Number Outstanding at Dec. 31, 2021 (000s)	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise price (C$)	Number Exercisable at Dec. 31, 2021 (000s)	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise price (C$)
0.79 - 1.48	819	3.4	0.79	273	3.4	0.79
1.49 - 2.39	684	2.6	2.16	282	0.4	2.16
2.4 0 - 2.73	604	1.4	2.62	604	1.4	2.62
2.74 - 2.83	976	2.2	2.83	651	2.2	2.83

	3,083	2.5	2.10	1,810	1.8	2.35

Compensation
 expense of $0.3 million was recorded during the year ended December 31, 2021 (2020 - $0.4 million) in general and administrative expenses in the Consolidated Statements of Earnings (Loss) and Comprehensive Earnings (Loss) and Changes in Shareholders’ Equity in respect of stock options. The fair value of all common stock options granted is estimated on the date of grant using the lattice-based trinomial option pricing model.
The weighted average fair value of options granted during the period and the assumptions used in their determination are noted below:

	2021	2020
Weighted average fair market value per option (C$)	0.83	0.29
Risk free interest rate	1.00%	0.37%
Expected volatility (based on actual historical volatility)	61.48%	58.36%
Dividend rate	-	-
Suboptimal exercise factor	1.25	1.25

All options granted vest annually over a three-year period and expire five years after the grant date. During the year ended December 31, 2021, employees exercised 0.9 million stock options valued at
C
$2.1 million (2020 –
nil). As at December 31, 2021 and December 31, 2020, the entire balance in contributed surplus was related to previously recognized share-based compensation expense on equity-settled stock options.
Restricted share unit, performance share unit and deferred share unit plans
In May 2014, the Company implemented a restricted share unit (“RSU”) plan, a performance share unit (“PSU”) plan and a deferred share unit (“DSU”) plan.
RSUs may be issued to directors, officers and employees of the Company, and each RSU entitles the holder to a cash payment equal to the fair market value of a TransGlobe common share on the vesting date of the RSU. All RSUs granted vest annually over a three-year period, and all must be settled within 30 days of their respective vesting dates.
PSUs are similar to RSUs, except that the number of PSUs that ultimately vest is further dependent upon an adjustment to the final number of PSU awards that eventually vest based on a performance multiplier. The performance multiplier is based on TransGlobe’s relative total shareholder return performance compared to a defined peer group. The performance multiplier is calculated at the time of payment and can result in cash compensation issued upon vesting of the PSUs ranging from 0% to 200% of the original PSU grant. All PSUs granted vest on the third anniversary of their grant date, and all must be settled within 60 days of their vesting dates.
DSUs are similar to RSUs, except that they become fully vested on the date of grant and are only issued to directors of the Company. Distributions under the DSU plan do not occur until the retirement of the DSU holder from the Company’s Board of Directors.
The number of RSUs, PSUs and DSUs outstanding as at December 31, 2021 are as follows:

(000s)	RSUs	PSUs	DSUs
Units outstanding, December 31, 2019	839	1,640	589
Granted	689	1,196	392
Exercised	(385)	(431)	(155)
Forfeited	(308)	(133)	-

Units outstanding, December 31, 2020	835	2,272	826
Granted	362	602	200
Exercised / Expired	(346)	(592)	(94)
Forfeited	(28)	-	-

Units outstanding, December 31, 2021	823	2,282	932

Compensation expense of $8.9
million was recorded in general and administrative expenses in the Consolidated Statement of Earnings (Loss) and Comprehensive Earnings (Loss) during the year ended December 31, 2021 in respect of share units granted under the three plans described above (2020 -
$0.4 million).